Subsidiaries (Investments - OPC Energy) (Narrative) (Details) ₪ / shares in Units, $ in Thousands, ₪ in Millions		1 Months Ended																		12 Months Ended
		Jan. 31, 2023 ILS (₪)	Jul. 31, 2022 ILS (₪) ₪ / shares shares	Jul. 31, 2022 USD ($)	Oct. 31, 2021 ILS (₪)	Oct. 31, 2021 USD ($)	Sep. 30, 2021 ILS (₪) ₪ / shares shares	Sep. 30, 2021 USD ($) shares	Mar. 31, 2021 ILS (₪)	Mar. 31, 2021 USD ($)	Jan. 31, 2021 ILS (₪) ₪ / shares shares	Jan. 31, 2021 USD ($) shares	Jan. 25, 2021 USD ($)	Oct. 31, 2020 ILS (₪) ₪ / shares shares	May 31, 2020 ILS (₪)	May 31, 2020 USD ($)	Jan. 31, 2020	Jul. 31, 2016 ILS (₪)	Jul. 31, 2016 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 ₪ / shares shares	May 31, 2021 ILS (₪)	May 31, 2021 USD ($)	Jan. 31, 2021 USD ($) shares	Oct. 31, 2020 USD ($) shares
Disclosure of subsidiaries [line items]
Selling, general and administrative expense																					$ 99,936		$ 75,727	$ 49,957
Proportion of ownership interests held by non-controlling interests		100.00%
Non-controlling interests																							486,598			$ 697,433
Goodwill																							14,000			105,000
Accumulated profit																							1,139,775			1,504,592
Dividend payables																							188,607			0
Distributed dividends																							299,025	132,545
Lease Of Opct Zomet Land Member
Disclosure of subsidiaries [line items]
Period of desalination facility											25 years	25 years
Final assessment												$ 62,000
Bank Guarantee By Opc [Member] | Lease Of Opct Zomet Land Member
Disclosure of subsidiaries [line items]
Percentage of reimbursement received									25.00%	25.00%
Final assessment										$ 2,000
Kenon [Member]
Disclosure of subsidiaries [line items]
Non-controlling interests						$ 104,000																				136,000
Accumulated profit						$ 38,000																				58,000
Number of shares issued | shares			3,898,000
Kenon [Member] | Rights Issue [Member]
Disclosure of subsidiaries [line items]
Percentage of remaining shares sold					58.80%	58.80%
Non-controlling interests						$ 41,000
Accumulated profit						60,000
Number of shares issued upon exercise of Rights | shares											8,000,000	8,000,000
CPV Group [Member]
Disclosure of subsidiaries [line items]
Approximate consideration transferred													$ 648,000
Deposits at acquisition date													$ 5,000
Proportion of ownership interest in joint venture													70.00%
Investment in subsidiary														₪ 103																	$ 32,000
Identifiable assets and liabilities													$ 580,000
Goodwill													$ 105,000
Proportion of ownership interest in subsidiary																				70.00%	70.00%
NIS [Member] | Lease Of Opct Zomet Land Member
Disclosure of subsidiaries [line items]
Final assessment | ₪											₪ 200
NIS [Member] | Bank Guarantee By Opc [Member] | Lease Of Opct Zomet Land Member
Disclosure of subsidiaries [line items]
Final assessment | ₪									₪ 7
NIS [Member] | Kenon [Member] | Rights Issue [Member]
Disclosure of subsidiaries [line items]
Issue of equity					₪ 206	$ 64,000
OPC Rotem [Member]
Disclosure of subsidiaries [line items]
Purchase price		₪ 400																							$ 118,000
Period of license																				30 years	30 years
Proportion of ownership interests held by non-controlling interests																				80.00%	80.00%
Proportion of ownership interest in subsidiary		80.00%
Veridis [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		20.00%																		20.00%	20.00%
O.P.C. Hadera Ltd [Member]
Disclosure of subsidiaries [line items]
Period of license																				20 years	20 years
Additional period of license																				10 years	10 years
Period of electricity and stream supplies																				25 years	25 years
Lease Of Opct Zomet Land Member
Disclosure of subsidiaries [line items]
Period of license																				24 years 11 months	24 years 11 months
Capitalization fees for Land																					$ 60,000
Unpaid balance of initial asssesment																					$ 2,000		$ 17,000
Lease Of Opct Zomet Land Member | Bank Guarantee By Opc [Member]
Disclosure of subsidiaries [line items]
Percentage of initial assessment																	25.00%
Lease Of Opct Zomet Land Member | Opc Guarantee In Opct Zomet Member
Disclosure of subsidiaries [line items]
Percentage of initial assessment																	75.00%
Lease Of Opct Zomet Land Member | General Partners Member
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture																				1.00%	1.00%
Lease Of Opct Zomet Land Member | General Partner Kibbutz Member
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture																				26.00%	26.00%
Lease Of Opct Zomet Land Member | General Partner Opct Zomet Member
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture																				74.00%	74.00%
Lease Of Opct Zomet Land Member | Limited Partners Kibbutz [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture																				26.00%	26.00%
Lease Of Opct Zomet Land Member | Limited Partners OPC Tzomet [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture																				73.00%	73.00%
Lease Of Opct Zomet Land Member | NIS [Member]
Disclosure of subsidiaries [line items]
Capitalization fees for Land | ₪																				₪ 207
Unpaid balance of initial asssesment | ₪																				4		₪ 52
Opc Sorek2 Ltd Member
Disclosure of subsidiaries [line items]
Period of desalination facility															25 years	25 years
Gnrgy Ltd. [Member]
Disclosure of subsidiaries [line items]
Purchase price																				₪ 42						$ 14,000		₪ 25	$ 8,000
Installments bearing additional annual interest															₪ 13	$ 4,000
Bear Interest Rate															5.00%	5.00%
Percentage of voting equity interests acquired																				24.00%						24.00%		27.00%	27.00%
Proportion of ownership interest in subsidiary																				51.00%	51.00%	51.00%	51.00%
Percentage of option to acquisition															100.00%	100.00%
Percentage of more than option to acquire shares															2.00%	2.00%
Percentage of less than option to acquire shares															15.00%	15.00%
Opc Member
Disclosure of subsidiaries [line items]
Increase Decrease In Equity Interest Percentage														8.00%						4.00%	4.00%
Non-controlling interests																							$ 486,598	$ 208,080		$ 697,433
Number of shares issued | shares			9,443,800				43																				12,500,000
Shares Issued Price Per Share 1 | ₪ / shares			₪ 0.01																								₪ 0.01
Issue of equity			₪ 39	$ 94,000																	$ 141,000
Proportion of ownership interest in subsidiary	[1]																			56.20%	56.20%	53.14%	53.14%	39.09%
Opc Member | Rights Issue [Member]
Disclosure of subsidiaries [line items]
Number of shares issued | shares							13,174,419
Shares Issued Price Per Share 1 | ₪ / shares							₪ 0.01
Right unit price per share for three shares | ₪ / shares							75
Right unit price per share | ₪ / shares							₪ 25
Number of shares issued upon exercise of Rights | shares							13,141,040	13,141,040
Percentage of total shares offered in rights offering							99.70%	99.70%
Opc Member | Altshuler Shaham Ltd [Member]
Disclosure of subsidiaries [line items]
Number of shares issued | shares																														10,300,000
Shares Issued Price Per Share 1 | ₪ / shares											₪ 0.01
Opc Member | Offerees [Member]
Disclosure of subsidiaries [line items]
Non-controlling interests																														$ 63,000
Accumulated profit																														42,000
Shares Issued Price Per Share 1 | ₪ / shares											₪ 34
Opc Member | Minimum [Member]
Disclosure of subsidiaries [line items]
Increase Decrease In Equity Interest Percentage					59.00%	59.00%								62.00%						55.00%	55.00%
Opc Member | Maximum [Member]
Disclosure of subsidiaries [line items]
Increase Decrease In Equity Interest Percentage					55.00%	55.00%								70.00%						59.00%	59.00%
Opc Member | Public [Member]
Disclosure of subsidiaries [line items]
Total consideration transferred																															$ 101
Number of shares issued | shares														10,700,200									23,022,100								10,700,200
Shares Issued Price Per Share 1 | ₪ / shares														₪ 0.01
Issue of equity																							$ 217,000
Issuance expenses																							1,000
Opc Member | Institutional Entites [Member]
Disclosure of subsidiaries [line items]
Number of shares issued | shares														11,713,521																	11,713,521
Shares Issued Price Per Share 1 | ₪ / shares														₪ 29.88
Issue of equity																							103,000
Issuance expenses																							$ 1,000
Opc Member | Kenon [Member]
Disclosure of subsidiaries [line items]
Non-controlling interests																								$ 136,000
Accumulated profit																								$ 182,000
Opc Member | NIS [Member]
Disclosure of subsidiaries [line items]
Issue of equity | ₪			331																	₪ 500
Issuance expenses			₪ 9	$ 2,000																₪ 6	$ 1,000
Opc Member | NIS [Member] | Rights Issue [Member]
Disclosure of subsidiaries [line items]
Proceeds from exercise of rights							₪ 329	$ 102,000
Opc Member | NIS [Member] | Offerees [Member]
Disclosure of subsidiaries [line items]
Issue of equity											₪ 350	$ 106,000
Issuance expenses											₪ 4	$ 1,000
Opc Member | NIS [Member] | Public [Member]
Disclosure of subsidiaries [line items]
Issue of equity | ₪																						₪ 737
Issuance expenses | ₪																						5
Opc Member | NIS [Member] | Institutional Entites [Member]
Disclosure of subsidiaries [line items]
Issue of equity | ₪																						350
Issuance expenses | ₪																						₪ 5
OPC Power [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture														70.00%
Additional period of license																				10 years	10 years
Investment in subsidiary																														657,000	$ 1,215,000
Bear Interest Rate																				7.00%	7.00%
Aggregate amount of investments and owners' loans																				₪ 127	$ 38,000
Percentage of loans holding and transferred																				99.99%	99.99%
Equity investments																				₪ 409						122,000
Total investments in Partnership’s equity																				2,741						779,000
Outstanding Balance Of Loans																				953						271,000
OPC Power [Member] | Subsequent Events [Member]
Disclosure of subsidiaries [line items]
Aggregate amount of investments and owners' loans																				115	$ 32,000
Equity investments																				370						103,000
Total balance of investment undertakings and shareholders’ loans of all partners																				₪ 475						$ 135,000
OPC Power [Member] | Clal Insurance Group [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture														12.75%
OPC Power [Member] | Migdal Insurance Group [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture														12.75%
OPC Power [Member] | Poalim Capital Markets [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture														4.50%
Opc Holds Interest Member
Disclosure of subsidiaries [line items]
Investment in subsidiary																														$ 204,000
CPV Group LP [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary																				70.00%	70.00%	70.00%	70.00%
Revenue of combined entity as if combination occurred at beginning of period																							$ 51,000
Profit (loss) of combined entity as if combination occurred at beginning of period																							$ 47,000
Opc Operations Ltd [Member]
Disclosure of subsidiaries [line items]
Period of commencement of commercial operation																		20 years	20 years
Value of corporate execution guarantee																		₪ 21	$ 6,000
Ags Rotem Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary																				80.00%	80.00%
Opc Hadera Expansion Ltd [Member]
Disclosure of subsidiaries [line items]
Lease option extended																				5 years	5 years
Payment Of Exercise Of Option																				₪ 8	$ 2,000

[1]	The NCI percentage represents the effective NCI of the Group